Income taxes (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Current tax assets, current		$ 15,132,290	$ 17,302,429
Refundable tax previous year
IncomeTaxes [Line Items]
Current tax assets, current		5,484,216	11,884,421
Taxes under claim [Member]
IncomeTaxes [Line Items]
Current tax assets, current	[1]	0	968,195
Argentinean tax credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		1,140,073	440,172
Monthly provisions [Member]
IncomeTaxes [Line Items]
Current tax assets, current		8,136,478	3,686,905
Payment of absorbed profit provision [Member]
IncomeTaxes [Line Items]
Current tax assets, current		4,830	0
Other credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		$ 366,693	$ 322,736

[1]	This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) for an amount of ThCh$ 968,195 as of December 31, 2018, that was presented in April 2014 from the commercial year 2013, which was recovered the second quarter of 2019.